Mortgages Receivable (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Mortgage Loans on Real Estate [Line Items]
Total Outstanding Mortgages	$ 40,072,875	$ 33,750,610	$ 29,270,142	$ 27,532,867
Land
Mortgage Loans on Real Estate [Line Items]
Total Outstanding Mortgages	3,220,067	3,149,602	2,539,372	2,619,792
Residential
Mortgage Loans on Real Estate [Line Items]
Total Outstanding Mortgages	25,853,550	21,343,927	20,605,890	18,820,509
Commercial
Mortgage Loans on Real Estate [Line Items]
Total Outstanding Mortgages	10,742,594	9,049,942	5,668,880	5,712,566
Mixed Use
Mortgage Loans on Real Estate [Line Items]
Total Outstanding Mortgages	$ 256,664	$ 207,139	$ 456,000	$ 380,000